HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.1

Schedule 1 - AMC Data Compare Report

Data Compare Summary (Total)

Run Date - 9/10/2026 8:28:01 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	123	0.81%	130
Amortization Term	0	9	0.00%	130
Amortization Type	0	123	0.00%	130
Appraised Value	0	9	0.00%	130
Borrower First Name	3	123	2.44%	130
Borrower Last Name	4	130	3.08%	130
Borrower SSN	1	111	0.90%	130
City	1	130	0.77%	130
Coborrower First Name	2	52	3.85%	130
Coborrower Last Name	2	52	3.85%	130
Coborrower SSN	1	52	1.92%	130
Contract Sales Price	7	95	7.37%	130
Doc Type	0	5	0.00%	130
Has FTHB	10	114	8.77%	130
Investor: Qualifying Total Debt Ratio	46	114	40.35%	130
Lien Position	0	123	0.00%	130
LTV Valuation Value	46	114	40.35%	130
Maturity Date	0	9	0.00%	130
Mortgage Type	35	114	30.70%	130
Occupancy	0	123	0.00%	130
Original CLTV	12	114	10.53%	130
Original Interest Rate	0	123	0.00%	130
Original Loan Amount	16	130	12.31%	130
Original LTV	14	123	11.38%	130
Original P&I	0	9	0.00%	130
Original Term	0	114	0.00%	130
Originator Application Date	0	1	0.00%	130
PMI Coverage %	0	15	0.00%	130
Property Type	24	123	19.51%	130
Purpose	0	123	0.00%	130
Refi Purpose	5	28	17.86%	130
Representative FICO	16	123	13.01%	130
State	0	130	0.00%	130
Street	4	130	3.08%	130
Zip	9	130	6.92%	130
Total	259	3,141	8.25%	130